REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUE
7. REVENUE
Revenue includes the following components:

	For the Years Ended December 31,
	2020	2019
Revenue - Spot sales	265,593	194,626
Cash payment proceeds	6,197	4,610
Deferred revenue recognized	8,662	10,220
Variable consideration adjustment	(7,971)	(5,636)
Revenue - Streaming Agreement	6,888	9,193
Total revenue	272,481	203,820
Information about major customers
During the year ended December 31, 2020, approximately 90% (year ended December 31, 2019 - 90%) of our gold production was sold through a gold refinery located in South Africa. Except for the sales to RGLD Gold AG as part of the Streaming Agreement, the refinery arranges for the sale of gold typically on the day the gold doré arrives at the refinery and the Company receives payment for the refined gold sold two working days after the gold doré arrives at the refinery (Note 3 Revenue Recognition for a description of the change to the sale of gold doré effective as of March 20, 2020). Previously, the sale of gold completed on the same day the gold was shipped from the mine site.

The global gold market is competitive with numerous banks and gold refineries willing to buy refined gold and gold doré on short notice. Therefore, we believe that the loss of one of our current customers would not materially delay or disrupt revenue.